Basis of Presentation and Accounting Policies (details)	6 Months Ended
Jun. 30, 2014 item
Basis of Presentation and Accounting Policies disclosure
Number of reportable business segments impacted by announced realignment	2
Number of reportable business segments	3
Percent of common stock owned, J. Malucelli - Brazilian joint venture	49.50%